Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD SPECIALIZED FUNDS
Prospectus Date	rr_ProspectusDate	May 25, 2018
Supplement [Text Block]	specialized_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Precious Metals and Mining Fund

Supplement to the Prospectus and Summary Prospectus Dated May 25, 2018

Change in Investment Advisory Arrangements

The board of trustees (the “Board”) of Vanguard Precious Metals and Mining Fund (the “Fund”) has approved a restructuring of the Fund’s investment advisory arrangement, removing M&G Investment Management Limited (“M&G”) as the Fund’s investment advisor and adding Wellington Management Company LLP as the new investment advisor to the Fund. All references to M&G and Jamie J. Horvat in the Prospectus and Summary Prospectus and all other details and descriptions regarding M&G’s management of certain assets of the Fund in the Prospectus and Summary Prospectus are deleted in their entirety.

The change in the Fund’s investment advisory arrangement is expected to increase the Fund’s expense ratio from 0.36% to 0.37%. The Fund’s investment objective is not expected to change.

Change in Strategy, Name, and Benchmark

In addition to the change in the Fund’s investment advisory arrangement, the Board has approved changes to the investment strategy, name, and benchmark of the Fund as part of a restructuring intended to broaden and diversify the Fund’s mandate. Under the new strategy, the Fund will no longer invest, under normal circumstances, at least 80% of its assets in stocks of foreign and U.S. companies principally engaged in the exploration, mining, development, fabrication, processing, marketing, or distribution of (or other activities related to) metals or minerals. The Fund will invest globally across a range of sectors and market capitalizations and will continue to maintain meaningful exposure to the precious metals and mining industry. The Fund will be renamed Vanguard Global Capital Cycles Fund and its benchmark will change to a custom index that is appropriate for the new strategy. The name, investment strategy, and benchmark changes for the Fund are expected to become effective in late

September 2018. The Fund’s registration statement will be updated at that time to reflect these changes.

The following changes are effective immediately.

Prospectus and Summary Prospectus Text Changes

The following replaces a similar table under “Fees and Expenses”:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.34%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.37%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

The following replaces a similar table under “Example”:

1 Year	3 Years	5 Years	10 Years
$38	$119	$208	$468

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 53 072018
Vanguard Precious Metals and Mining Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	specialized_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Precious Metals and Mining Fund

Supplement to the Prospectus and Summary Prospectus Dated May 25, 2018

Change in Investment Advisory Arrangements

The board of trustees (the “Board”) of Vanguard Precious Metals and Mining Fund (the “Fund”) has approved a restructuring of the Fund’s investment advisory arrangement, removing M&G Investment Management Limited (“M&G”) as the Fund’s investment advisor and adding Wellington Management Company LLP as the new investment advisor to the Fund. All references to M&G and Jamie J. Horvat in the Prospectus and Summary Prospectus and all other details and descriptions regarding M&G’s management of certain assets of the Fund in the Prospectus and Summary Prospectus are deleted in their entirety.

The change in the Fund’s investment advisory arrangement is expected to increase the Fund’s expense ratio from 0.36% to 0.37%. The Fund’s investment objective is not expected to change.

Change in Strategy, Name, and Benchmark

In addition to the change in the Fund’s investment advisory arrangement, the Board has approved changes to the investment strategy, name, and benchmark of the Fund as part of a restructuring intended to broaden and diversify the Fund’s mandate. Under the new strategy, the Fund will no longer invest, under normal circumstances, at least 80% of its assets in stocks of foreign and U.S. companies principally engaged in the exploration, mining, development, fabrication, processing, marketing, or distribution of (or other activities related to) metals or minerals. The Fund will invest globally across a range of sectors and market capitalizations and will continue to maintain meaningful exposure to the precious metals and mining industry. The Fund will be renamed Vanguard Global Capital Cycles Fund and its benchmark will change to a custom index that is appropriate for the new strategy. The name, investment strategy, and benchmark changes for the Fund are expected to become effective in late

September 2018. The Fund’s registration statement will be updated at that time to reflect these changes.

The following changes are effective immediately.

Prospectus and Summary Prospectus Text Changes

The following replaces a similar table under “Fees and Expenses”:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.34%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.37%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

The following replaces a similar table under “Example”:

1 Year	3 Years	5 Years	10 Years
$38	$119	$208	$468

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 53 072018